Significant accounting policies and basis of preparation	9 Months Ended
Sep. 30, 2021
Significant accounting policies and basis of preparation
Significant accounting policies and basis of preparation

2.Significant accounting policies and basis of preparation

The consolidated financial statements were authorized for issue on November 9, 2021 by the directors of the Company.

Statement of compliance with International Financial Reporting Standards

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements are prepared in accordance with International Accounting Standards (“IAS”) 34 – Interim Financial Reporting on a basis consistent with those followed in the most recent annual consolidated financial statements for the year ended December 31, 2020.

These interim condensed consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2020.

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value. As at September 30, 2021, the Company’s functional and presentation currency is United States dollars (“USD”). The Company’s functional currency for the comparative periods was Canadian dollars (“CAD”). The change in presentation currency and functional currency from December 31, 2020 is discussed in Note 3.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of its incorporation on January 22, 2018, InterMeccanica, from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, SOLO EV, LLC, from the date of its incorporation on November 22, 2019, and ElectraMeccanica USA, LLC, from the date of its incorporation on March 19, 2021. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, fair value measurements for financial instruments and share-based payments and the recoverability and measurement of deferred tax assets.

The Covid-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products, and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment from the Company in completing its consolidated financial statements include:

-	the assessment of the Company’s ability to continue operations and whether there are events or conditions that may give rise to significant uncertainty;
-	the assessment of the Company’s functional currency;
-	the classification of financial instruments; and
-	the calculation of income taxes require judgement in interpreting tax rules and regulations.

Foreign currency translation

The Company’s functional currency is USD. The functional currency of InterMeccanica is CAD, the functional currency of EMV Automotive USA Inc. and ElectraMeccanica USA, LLC is USD, and the functional currency of EMV Automotive Technology (Chongqing) Inc. is the Chinese RMB. The Company reassessed the functional currency during its first quarter of 2021 and determined that the factors now supported USD as the functional currency for the Company. The Company has applied the change in functional currency from CAD to USD effective January 1, 2021.The change in functional currency is discussed in Note 3.

Foreign operations translation

On consolidation, the assets and liabilities of foreign operations that have a functional currency other than USD are translated into USD at the exchange rates in effect at the end of the reporting period. Revenues and expenses are translated at the average monthly exchange rates prevailing during the period. The resulting translation gains and losses are included as other comprehensive loss. The cumulative deferred translation gains or losses on the foreign operations are reclassified to net income only on disposal of the foreign operations.